Xtrackers MSCI Europe Hedged Equity ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Europe US Dollar Hedged Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.64%	12.84%	10.25%
MSCI Europe Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		35.41%	10.30%	8.52%
Xtrackers MSCI Europe Hedged Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.18%	11.70%	8.97%
Xtrackers MSCI Europe Hedged Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.23%	9.70%	7.77%
Xtrackers MSCI Europe Hedged Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.53%	12.68%	10.02%
Performance Inception Date	Oct. 01, 2013